Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2022 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Estimated amortization expense
2023	¥ 347	$ 50
2024	300	43
2025	237	34
2026	166	24
2027	¥ 148	$ 21